TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred tax liabilities

	Year ended December 31,
	2024	2023
Gross deferred tax assets:
Employee benefits	$115	$78
Lease liabilities	-	6
Deferred revenue	959	759
Other temporary differences	-	28

Gross deferred tax assets	1,074	871

Gross deferred tax liabilities:
Property, plant and equipment	(11)	(36)
Right-of-use assets	-	(7)

Gross deferred tax liabilities	(11)	(43)

Deferred tax assets, net	$1,063	$828

Schedule of reconciliation between the tax expense profit loss

	Year ended December 31,
	2024	2023	2022
Profit (loss) before taxes on income	$3,459	$(3,946)	$(13,034)

Statutory federal income tax rate	21%	21%	21%

Tax (tax benefit) computed at the statutory tax rate	$726	$(829)	$(2,737)

Unrecognized temporary differences	(59)	(47)	140
Decrease (increase) in unrecognized tax losses in the year	(351)	1,070	2,889
Tax adjustment in respect of different tax rates	107	44	21
Taxes in respect of previous years	90	5	-
Non-deductible expenses and other differences	25	8	2

	$538	$251	$315

Schedule of income tax benefits

	Year ended December 31,
	2024	2023	2022
Current taxes	$683	$798	$133
Deferred taxes	(235)	(552)	182
Taxes in respect of previous years	90	5	-

	$538	$251	$315